Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Notes Payable [Abstract]
Summary of Notes Payable
	December 31, 2013	December 31, 2012

Kristy Thurber (N-1)	$-	$30,000
Dated – December 15, 2010

City of Flint (N-2)	-	32,004
Dated – July 15, 2010
	-	-
Total notes payable	$-	$62,004